Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 7,279	$ 7,987
FVTPL securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	143	161
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	4,427	3,874
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 2,709	$ 3,952